8 Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation Abstract
Schedule of components of income tax expense (benefit)

	2019 £’000	2018 £’000	2017 £’000
Current tax credit
Current tax credited to the income statement	1,782	1,952	1,253
Taxation payable in respect of foreign subsidiary	–	(67)	–
Adjustment in respect of prior year	3	128	–
	1,785	2,013	1,253
Deferred tax credit
Reversal of temporary differences	–	19	12
Total tax credit	1,785	2,032	1,265

Schedule of difference between actual tax charge and the standard rate of corporation tax

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2019 £’000	2018 £’000	2017 £’000
Loss for the year, continuing and discontinued operations	(10,085)	(15,030)	(16,064)
Income tax credit – continuing operations	(1,785)	(2,032)	(1,265)
Loss before tax	(11,870)	(17,062)	(17,329)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2018: 19%, 2017: 19.25%)	(2,255)	(3,241)	(3,336)
Expenses not deductible for tax purposes	1,087	2,492	412
Unrelieved tax losses and other deductions	(114)	–	–
Adjustment in respect of prior period	(3)	(129)	–
Surrender of tax losses for R&D tax refund	(1,810)	(1,955)	(1,196)
Unrelieved tax losses and other deductions arising in the period	–	(220)	(156)
Foreign exchange differences	1	(26)	(84)
Deferred tax not recognised	1,309	1,047	3,095
Total tax credited to the income statement	(1,785)	(2,032)	(1,265)